LEASES	12 Months Ended
Dec. 31, 2024
Leases
LEASES
7.	LEASES

The Group has operating leases for offices and warehouses. The Group recognized ROU assets of RMB103,799 and RMB89,071, and corresponding current liabilities of RMB42,530 and RMB40,341 in accrued expenses and other current liabilities, and long-term operating lease liabilities of RMB62,624 and RMB55,448, as of December 31, 2023 and 2024. The amount of short-term lease is not material and no variable lease cost existed for the years ended December 31, 2022, 2023 and 2024, respectively.

Lease expenses were RMB75,827, RMB62,610 and RMB48,497 for the year ended December 31, 2022, 2023 and 2024. The maturities of lease liabilities in accordance with Leases (Topic 842) in each of the next five years and thereafter as of December 31, 2024 were as follows:

As of December 31,
Year Ending December 31,	2024
2025	43,206
2026	27,818
2027	18,108
2028	9,198
2029	2,963
Total lease payment	101,293
Less: imputed interest	5,504
Present value of minimum operating lease payments	95,789

Right-of-use assets recorded in connection with the operating lease liabilities in non-cash transactions for the years ended December 31, 2022, 2023 and 2024 were RMB10,274, RMB58,364 and RMB58,667.

Cash paid for amounts included in the measurement of operating lease liabilities for the years ended December 31, 2022, 2023 and 2024 were RMB73,407, RMB61,952 and RMB41,772. Interest expenses were RMB10,327, RMB5,932 and RMB3,761 for the year ended December 31, 2022, 2023 and 2024.

Weighted-average remaining lease terms and discount rates are as follows:

	As of December 31,
	2023	2024
Weighted-average remaining lease term	2.7years	2.9years
Weighted-average discount rate	4.0%	3.8%